Nature of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands	Oct. 27, 2015 USD ($) $ / shares shares	Oct. 08, 2015	Feb. 14, 2014	Aug. 15, 2013	Oct. 07, 2015
Organization And Nature Of Business [Line Items]
Reverse stock split, ratio		0.197
initial public offering
Organization And Nature Of Business [Line Items]
Initial public offering share of common stock issued	16,500,000
Common stock issued price per share | $ / shares	$ 13.00
Proceeds from issuance of common stock | $	$ 186,424
Common shares sold by Carlyle and certain current and former employees	1,000,000
Number of shares of common stock attributable to exercise of underwriters option to purchase	2,475,000
Multi Packaging Solutions Global Holdings Limited
Organization And Nature Of Business [Line Items]
Ownership interest percentage					100.00%
Mustang Parent Corp. ("Mustang")
Organization And Nature Of Business [Line Items]
Ownership interest percentage following completion of transaction				100.00%
MDP
Organization And Nature Of Business [Line Items]
Percentage of outstanding equity contributed			100.00%
MDP | Chesapeake Finance 2, Ltd. ("CF2")
Organization And Nature Of Business [Line Items]
Ownership interest percentage after merger transaction			50.00%
Carlyle Group ("Carlyle") | Chesapeake Finance 2, Ltd. ("CF2")
Organization And Nature Of Business [Line Items]
Ownership interest percentage after merger transaction			50.00%